Note Restructuring plans - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended			18 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Continuing Operations
Restructuring Cost And Reserve [Line Items]
Restructuring Charges	$ 18,412	$ 26,725	$ 0
Restructuring Charges
Restructuring Cost And Reserve [Line Items]
Restructuring Charges	$ 18,412	$ 26,725		$ 45,100